Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation.
Share-based compensation

26.   Share-based compensation

(a)   JOYY’s share-based awards

(i)    Restricted Share Units

On September 16, 2011, the board of directors of the Company approved the 2011 Share Incentive Scheme which include share options, restricted share units and restricted shares. In October 2012, the board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Share Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, or such lesser amount of Class A common shares as determined by the board of directors of the Company.

In September 2021, the board of directors of the Company amended and restated the 2011 Share Incentive Scheme (“Amended and Restated 2011 Share Incentive Scheme”), pursuant to which the Company replaced the 2011 Share Incentive Scheme in its entirety and the awards granted and outstanding thereunder remain effective and binding under the Amended and Restated 2011 Share Incentive Scheme. The board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the Amended and Restated 2011 Share Incentive Scheme shall be 131,950,949 plus an annual increase of 20,000,000 on the first day of each fiscal year, beginning in 2022, or such lesser amount of Class A common shares.

In March 2026, the Company’s board of directors and its compensation committee approved and authorized the Second Amended and Restated 2011 Share Incentive Plan (the “New Plan”). The New Plan amends and restates the previously adopted Amended and Restated 2011 Share Incentive Plan in its entirety and assumes all awards granted thereunder. Under the New Plan, the maximum aggregate number of shares of the Company available for grant of awards is initially 231,950,949 Class A common shares, plus an annual increase of 20,000,000 Class A common shares on the first day of each fiscal year, beginning in 2027, or such lesser number of Class A common shares as determined by the board of directors of the Company. The New Plan will expire upon the tenth anniversary of the adoption date. Concurrently with the adoption of the New Plan, the previously adopted 2019 Share Incentive Awards Arrangement was also terminated. No more awards may be granted under the 2019 Share Incentive Awards Arrangement, and all awards that had been granted under the 2019 Share Incentive Awards Arrangement and remained outstanding were assumed by the New Plan.

During the years ended December 31, 2023, 2024 and 2025, the Company granted restricted share units to employees of 7,744,374, 10,968,657 and 15,895,447, respectively, pursuant to the 2011 Share Incentive Scheme.

26.   Share-based compensation (continued)

(a)   JOYY’s share-based awards (continued)

(i)    Restricted Share Units (continued)

The following table summarizes the restricted share units activity for the years ended December 31, 2023, 2024 and 2025:

		Weighted
	Number of	average
	restricted	grant-date
	shares units	fair value (US$)

Outstanding, December 31, 2022	17,535,567	2.5551

Granted	7,744,374	1.7842
Forfeited	(2,688,963)	2.1666
Vested	(8,058,007)	2.8052

Outstanding, December 31, 2023	14,532,971	2.0776

Granted	10,968,657	1.7669
Forfeited	(2,047,879)	1.9403
Vested	(7,319,654)	2.3032

Outstanding, December 31, 2024	16,134,095	1.7834

Granted	15,895,447	2.6261
Forfeited	(2,361,856)	2.0989
Vested	(7,237,585)	1.8973

Outstanding, December 31, 2025	22,430,101	2.3106

Expected to vest as of December 31, 2025	19,160,592	2.2921

For the years ended December 31, 2023, 2024 and 2025, the Company recorded share-based compensation of US$13,766, US$12,554 and US$21,698 in relation to continuing operations using the graded-vesting attribution method.

26.   Share-based compensation (continued)

(a)   JOYY’s share-based awards (continued)

(i)    Restricted Share Units (continued)

As of December 31, 2025, total unrecognized compensation expense relating to the restricted share units was US$28,888. The expense is expected to be recognized over a weighted average period of 1.17 years using the graded-vesting attribution method.

(ii)   Restricted Shares

In connection with the acquisition of Bigo in March 2019, the Group issued restricted shares of 38,042,760 without a change in vesting terms to replace Bigo’s share incentive scheme.

There are mainly three types of vesting schedule under Bigo’s share incentive scheme, which are: i) 50% of the share-based awards will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) share-based awards will be vested in four equal installments over the following 48 months, and iii) share-based awards will be vested in three equal installments over the following 36 months. The post-acquisition share-based compensation expenses are recognized over the remaining vesting period after the acquisition date. Except for service condition, there were no other vesting conditions for all the awards under the share incentive scheme.

During the years ended December 31, 2023, 2024 and 2025, the Company granted restricted share to employees of 1,146,257, 882,988 and 853,559, respectively.

The following table summarizes the restricted shares activity for the years ended December 31, 2023, 2024 and 2025:

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2022	10,935,436	2.8002

Granted	1,146,257	1.8259
Forfeited	(1,142,786)	2.2756
Vested	(5,426,078)	3.0559

Outstanding, December 31, 2023	5,512,829	2.4547

Granted	882,988	1.6971
Forfeited	(886,951)	2.2159
Vested	(2,258,324)	2.6870

Outstanding, December 31, 2024	3,250,542	2.1458

Granted	853,559	2.4498
Forfeited	(875,922)	2.2276
Vested	(1,613,485)	2.3462

Outstanding, December 31, 2025	1,614,694	2.0619

Expected to vest as of December 31, 2025	1,597,874	2.0626

26.   Share-based compensation (continued)

(a)   JOYY’s share-based awards (continued)

(ii)  Restricted Shares (continued)

For the years ended December 31, 2023, 2024 and 2025, the Company recorded share-based compensation for restricted shares in relation to continuing operations of US$7,929, US$2,773 and US$954 using the graded-vesting attribution method.

As of December 31, 2025, total unrecognized compensation expense relating to the restricted shares was US$2,002. The expense is expected to be recognized over a weighted average period of 1.58 years using the graded-vesting attribution method.

(iii)  Share options

2011 Share Incentive Scheme

Grant of options

During the years ended December 31, 2023, 2024 and 2025, no share option had been granted to employees or non-employees.

Vesting of options

There are three types of vesting schedule, which are: i) options will be vested in three equal installments over the following 36 months, ii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and iii) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in one installments over the following 12 months. Except for service condition, there were no other vesting conditions for all the awards under the share incentive scheme.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2023	9,414,400	3.7997	1.80	—

Forfeited	(840,180)	3.5350	—	—

Outstanding, December 31, 2023	8,574,220	3.8256	1.61	—

Forfeited	(499,720)	3.5350	—	—

Outstanding, December 31, 2024	8,074,500	3.8436	0.76	—

Forfeited	—	—	—	—

Outstanding, December 31, 2025	8,074,500	3.8436	0.38	—

Expected to vest as of December 31, 2025	8,074,500	3.8436	0.38	—
Exercisable as of December 31, 2025	8,074,500	3.8436	0.38	—

26.  Share-based compensation (continued)

(a)  JOYY’s share-based awards (continued)

(iii)  Share options (continued)

Vesting of options (continued)

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

The aggregate intrinsic value in the table above represents the difference between the Company’s common shares as of December 31, 2023, 2024 and 2025 and the exercise price. The total intrinsic value was nil due to the higher exercise price compared to the Company’s common shares as of December 31, 2023, 2024 and 2025 and the exercise price.

For the years ended December 31, 2023, 2024 and 2025, the Company recorded share-based compensation in relation to continuing operations of US$120, nil and US$270 using the graded vesting attribution method.

(b)  Other share-based awards

Other than those disclosed above, for the years ended December 31, 2023, 2024 and 2025, the Company recorded share-based compensation expense of US$10,164, US$7,873 and US$2,878 for other subsidiaries.